Inventories (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of inventories
Current portion	$ 899,783	$ 710,844	$ 972,048
Long-term portion	9,703,596	7,508,030	7,533,189
Inventory, Total	10,603,379	8,218,874	8,505,237
Raw materials [Member]
Schedule of inventories
Current portion	208,862	29,401	9,160
Long-term portion	2,727,438	2,817,980	2,712,665
Inventory, Total	2,936,300	2,847,381	2,721,825
Work-in-process [Member]
Schedule of inventories
Current portion	18,732	18,642	177,854
Long-term portion
Inventory, Total	18,732	18,642	177,854
Finished goods - handicrafts [Member]
Schedule of inventories
Current portion	229,740	236,854	207,207
Long-term portion	631,004	687,258	735,980
Inventory, Total	860,744	924,112	943,187
Yew seedlings [Member]
Schedule of inventories
Current portion	442,449	425,947	577,827
Long-term portion	4,125,309	4,002,792	4,084,544
Inventory, Total	4,567,758	4,428,739	4,662,371
Other trees [Member]
Schedule of inventories
Current portion
Long-term portion	2,219,845
Inventory, Total	$ 2,219,845